Financial Instruments - Summary of Age of Trade and Other Receivables and Contract Assets, Term Deposits and Security Deposits (Detail) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Financial Assets [Line Items]
Trade and other receivables, Gross	$ 150,022	$ 99,646
Trades and other receivables [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables, Gross	154,381	103,098
Trade and other receivables, Impairment	3,852	3,199
Not past due [Member] | Trades and other receivables [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables, Gross	84,968	55,815
Past due 0-30 days [Member] | Trades and other receivables [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables, Gross	28,649	25,361
Past due 30-120 days [Member] | Trades and other receivables [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables, Gross	26,499	14,606
More than 120 days [Member] | Trades and other receivables [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables, Gross	14,265	7,316
Trade and other receivables, Impairment	$ 3,852	$ 3,199